Accrued Liabilities and Other Payables - Schedule of Accrued Liabilities and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Liabilities and Other Payables [Abstract]
Deposits	$ 1,585,437	$ 266,667
Accrued expenses	516,667	265,518
Salary payable	20,846	6,729
Others	87,348	79,030
Total	$ 2,210,298	$ 617,944	[1]

[1]	Certain prior-period amounts have been reclassified for discontinued operations presentation, with corresponding explanation in Note 4